LOSS PER SHARE	12 Months Ended
Dec. 31, 2015
LOSS PER SHARE
LOSS PER SHARE

13.LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per ordinary share for the following years:

	2013	2014	2015

Numerator:
Net loss	$(4,819)	$(29,987)	$(39,407)
Accretion of Series C convertible redeemable preferred shares	1,621	—	—
Net income attributable to Series C preferred shares for computing basic net income per Series C preferred share	1,621	—	—

Net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	(6,440)	(29,987)	(39,407)

Net loss attributable to shareholders of the Company allocated for computing net loss per ordinary share-basic	(6,440)	(29,987)	(39,407)

Net loss per ordinary share-basic	$(0.09)	$(0.30)	$(0.41)
Net loss per ordinary share-diluted	$(0.09)	$(0.30)	$(0.41)
Net income per Series C preferred share	$0.38	$—	$—

Numerator
Shares (denominator):
Weighted average number of shares used in calculating net loss per Series C preferred share —basic	4,257,266	—	—
Weighted average number of shares used in calculating net loss per ordinary share —basic	71,555,449	99,001,560	94,970,054

As a result of the Group’s net loss for each of the three years ended December 31, 2015, 1,562,850, 2,506,300 and 1,374,050 options outstanding and 995,202, 2,583,337 and 3,315,264 nonvested shares outstanding as of December 31, 2013, 2014 and 2015 respectively, were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive.